Note 13 - Subsequent Event	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent event

On
November 12, 2020,
SEED Therapeutics Inc. (“SEED”) entered into a research collaboration and license agreement (the “Collaboration Agreement”) and a share purchase agreement (the “Share Purchase Agreement”) with Eli Lilly and Company (“Lilly”) to discover and develop new chemical entities that could produce therapeutic benefit through targeted protein degradation. Under the terms of the Collaboration Agreement and Share Purchase Agreement, SEED will receive a
$10,000
upfront cash payment, as well as an investment of up to
$10,000
from Lilly. SEED will also be eligible to receive up to approximately
$780,000
in potential pre-clinical and clinical development, regulatory and commercial milestones, as well as tiered royalties on net sales of products that result from the collaboration. These transactions are subject to customary closing conditions. Upon completion, BeyondSpring entities will own approximately
60%
equity interest in SEED.